Performance Management	Jan. 14, 2026
Retail | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index - Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index-Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns - Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	18.89%	6/30/2020
Lowest Quarterly Results	-26.30%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	18.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(26.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	-5.39%	3.20%	7.18%
Return After Taxes on Distributions	-5.39%	1.57%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	-3.19%	2.13%	5.59%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	-2.86%	3.18%	6.75%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%
Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	-0.50%	4.58%	8.09%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index - Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Growth Index-Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns - Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	30.93%	6/30/2020
Lowest Quarterly Results	-24.94%	6/30/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	30.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	-0.37%	-2.14%	6.81%
Return After Taxes on Distributions	-0.37%	-3.78%	5.51%
Return After Taxes on Distributions and Sale of Fund Shares	-0.22%	-1.52%	5.49%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	2.38%	-2.12%	6.40%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%
Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	4.82%	-0.79%	7.74%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index-Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index-Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns - Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	18.90%	6/30/2020
Lowest Quarterly Results	-26.31%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	18.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(26.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	-0.86%	4.20%	7.70%
Return After Taxes on Distributions	-0.86%	2.54%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	2.90%	6.03%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%
CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	-0.76%	4.30%	7.81%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%
CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	-0.50%	4.57%	8.09%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	10.40%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index-Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Growth Index-Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns - Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	30.91%	6/30/2020
Lowest Quarterly Results	-24.91%	6/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	30.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.30%	-1.29%	7.20%
Return After Taxes on Distributions	4.31%	-2.96%	5.87%
Return After Taxes on Distributions and Sale of Fund Shares	2.55%	-0.88%	5.82%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.39%	-1.20%	7.30%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.83%	-0.79%	7.75%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	10.31%	2.98%	10.55%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200